Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Revenue

	Year Ended December 31, 2020
	Revenue from contracts with customers	Other revenue (a)	Total revenue
Total revenue:
Copper	$755,874	$41,423	$797,297
Gold	260,055	5,593	265,648
Silver	14,575	672	15,247
	$1,030,504	$47,688	$1,078,192

	Year Ended December 31, 2019
	Revenue from contracts with customers	Other revenue (a)	Total revenue
Total revenue:
Copper	$794,870	$(7,060)	$787,810
Gold	353,668	11,338	365,006
Silver	12,932	266	13,198
	$1,161,470	$4,544	$1,166,014

(a)	Other revenue relates to gains (losses) on the revaluation of trade receivables.